Redeemable noncontrolling interests (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Capital contribution from redeemable noncontrolling interests	¥ 0	$ 0	¥ 90,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			30.00%